UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08203

T. Rowe Price Quantitative Management Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

QM U.S. Value Equity Fund	June 30, 2019
TQMVX	Investor Class
TQVAX	Advisor Class
TQVIX	I Class

Beginning on January 1, 2021, as permitted by SEC regulations, paper copies of the T. Rowe Price funds’ annual and semiannual shareholder reports will no longer be mailed, unless you specifically request them. Instead, shareholder reports will be made available on the funds’ website (troweprice.com/prospectus), and you will be notified by mail with a website link to access the reports each time a report is posted to the site.

If you already elected to receive reports electronically, you will not be affected by this change and need not take any action. At any time, shareholders who invest directly in T. Rowe Price funds may generally elect to receive reports or other communications electronically by enrolling at troweprice.com/paperless or, if you are a retirement plan sponsor or invest in the funds through a financial intermediary (such as an investment advisor, broker-dealer, insurance company, or bank), by contacting your representative or your financial intermediary.

You may elect to continue receiving paper copies of future shareholder reports free of charge. To do so, if you invest directly with T. Rowe Price, please call T. Rowe Price as follows: IRA, nonretirement account holders, and institutional investors, 1-800-225-5132; small business retirement accounts, 1-800-492-7670. If you are a retirement plan sponsor or invest in the T. Rowe Price funds through a financial intermediary, please contact your representative or financial intermediary or follow additional instructions if included with this document. Your election to receive paper copies of reports will apply to all funds held in your account with your financial intermediary or, if you invest directly in the T. Rowe Price funds, with T. Rowe Price. Your election can be changed at any time in the future.

T. ROWE PRICE QM U.S. VALUE EQUITY FUND

HIGHLIGHTS

■	Large- and mid-cap value stocks rose in the first half of 2019, but your fund lagged its benchmark and its Lipper peer group index.

■	The fund lagged the Russell 1000 Value Index due to stock selection in several sectors, especially health care, industrials and business services, and energy. On the plus side, our stock selection in the financials sector helped our relative results. Investors continued to place a valuation premium on higher-growth companies with lower earnings variability.

■	At midyear, our largest sector allocations in absolute terms were financials, health care, and information technology. However, we had a substantial overweight in information technology and smaller overweights in financials and industrials and business services versus the benchmark.

■	If the Federal Reserve is aggressive in reducing interest rates, the market in general could react positively, but uncertainty about the U.S.-China trade dispute could periodically weigh on the market.

Log in to your account at troweprice.com for more information.

*Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

CIO Market Commentary

Dear Shareholder

Markets overcame a bout of volatility in May and recorded exceptional returns in the six months ended June 30, 2019. The large-cap S&P 500 Index reached record highs and notched its best start to a year in over two decades. Overseas equity markets were also strong, while bond prices rose as longer-term interest rates fell to their lowest levels since late 2016.

Markets rebounded to start the year, as many of the worries behind the sell-off in late 2018 receded. Investors seemed most relieved by a dovish pivot in monetary policy. The S&P 500 scored its best daily gain for the period on January 4, after Federal Reserve Chair Jerome Powell pledged that the central bank would respond with all the tools at its disposal to counteract an economic downturn or financial turmoil. The Fed soon paused and kept rates steady following a series of quarterly hikes stretching back to late 2017.

Investors also seemed comforted by progress in U.S.-China trade relations. In March, President Donald Trump postponed a threatened tariff increase on Chinese goods and remarked that the two sides were “getting very close” to a deal. Encouraging statements continued to flow from the White House, and speculation grew that Chinese President Xi Jinping would soon visit Washington to sign an agreement.

Hopes for a deal were dashed in early May, however, sending stocks sharply lower. With negotiations at a standstill, on May 10, the administration increased the tariff rate to 25% from 10% on $200 billion in Chinese goods, as the president had long threatened. China soon retaliated with its own tariffs. A technological “cold war” also seemed to be developing, with both sides taking measures to cut off the other’s access to key components and raw materials. Stocks fell sharply in response, and the small- and mid-cap indexes moved back into correction territory, or down more than 10% from the highs they established late in the previous summer.

Another turn in trade policy in June helped stocks recover their losses. The White House abandoned an earlier threat to put tariffs on Mexican imports in response to immigration issues, and President Trump again softened his stance on China. Markets were closed on the final weekend of the month, when the president announced that he and President Xi had agreed to resume trade negotiations and arranged a truce that would at least temporarily prevent the imposition of further tariffs.

An even bigger factor in the June rebound appeared to be growing confidence that the Fed would cut interest rates rather than merely keep them steady. Fed Chair Powell pledged that policymakers were paying close attention to the impact of trade tensions on the economy and would “act as appropriate to sustain the expansion.” Policymakers also dropped references to being “patient” in adjusting monetary policy. By the end of the month, futures markets were pricing in 75 basis points (0.75 percentage point) of cuts in the second half of the year, with a reasonable chance of more to come in 2020.

The dovish shift in Fed policy has been driven by accumulating evidence of slowing global growth. Rising trade barriers have taken a heavy toll on the global manufacturing sector, and business investment has pulled back as managers confront additional sources of uncertainty, such as the possibility of a disorderly Brexit this October. As a result, corporate earnings growth has stalled in the U.S. and turned negative in other major markets. On the positive side, consumers remain in much better shape, particularly domestically.

We see little evidence to suggest a recession is on the horizon. Indeed, with markets at all-time highs, investors seem willing to bet that this decade-long economic recovery still has legs. We will keep a close eye on developments and rely on our careful fundamental research to avoid pitfalls; I am confident our strategic investing approach will continue to serve our shareholders well.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital.

FUND COMMENTARY

How did the fund perform in the past six months?

Large- and mid-cap value stocks rose in the first half of 2019, rebounding from last year’s fourth-quarter sell-off, but they significantly lagged growth stocks. Your fund returned 13.79%, but, as shown in the Performance Comparison table, the fund trailed its benchmark, the Russell 1000 Value Index, and the Lipper Multi-Cap Value Funds Index. (Performance for the fund’s Advisor and I Class shares will vary due to their different fee structures. Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

The fund lagged its Russell benchmark due to stock selection in several sectors, especially health care, industrials and business services, and energy. On the plus side, our stock selection in the financials sector helped our relative results. Sector allocations in aggregate had a slight positive impact on relative performance.

In the health care sector, fund performance was hurt by weakness in shares of CVS Health, which acquired Aetna late last year, and Aetna’s rival Cigna. Providers of health insurance were hurt in part by concerns that greater government regulation of health care, particularly after the November 2020 elections, could hurt corporate profits. Biotechnology companies Biogen and AbbVie also fared poorly, although Celgene and pharmaceutical company Allergan performed well because they received takeover offers. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

In the industrials and business services sector, which was the index’s top-performing sector in percentage terms, our relative results were hurt by the lackluster performance of various companies, including Nielsen Holdings, Spirit AeroSystems Holdings, and several airline stocks. Poor performance of new holdings, such as United Parcel Service, freight railroad operator CSX, and machinery company Parker-Hannifin, also worked against us. In the energy sector, although oil giants Chevron and ExxonMobil did well, the poor performance of Occidental Petroleum, which is acquiring Anadarko Petroleum, and Devon Energy weighed on our results.

On the plus side, our stock selection among financials was a strong contributor to both absolute and relative performance. Several insurers did well, such as Prudential Financial, American International Group (AIG), Allstate, and MetLife. However, banking behemoths Citigroup, JPMorgan Chase, and Bank of America—all of which were among our 25 largest holdings, as shown in the table on page 8—were some of our largest absolute contributors to performance, thanks in part to strong banking industry earnings and attractive dividend yields. As the reporting period ended, major banks passed the Federal Reserve’s stress tests, which enables them to carry out their intentions to increase share repurchases and/or dividends.

Looking at the large- and mid-cap value universe’s performance based on the effectiveness of the components of our stock selection process, we see that expensive stocks continued to outperform, while cheap stocks remained underperformers. This factor detracted significantly from our relative results, as investors continue to place a valuation premium on higher-growth companies with lower earnings variability. We also note that lower-quality stocks outperformed, as did those with negative earnings and low free cash flow yields. On the other hand, low-momentum stocks outperformed—a contrast to the small-cap universe, where higher-momentum stocks, which have had strong recent performance, outperformed.

How is the fund positioned?

The portfolio’s characteristics indicate our emphasis on quality companies with attractive valuations versus the Russell 1000 Value Index. At the end of June, the portfolio’s forward price/earnings ratio (11.1) was well below that of the index (16.0). However, its return on equity (ROE), which measures how effectively and efficiently a company and its management are using stockholder investments, was higher: 14.9% versus 13.5% for the index. ROE is one of several important metrics that we consider when ranking current and potential portfolio holdings. The projected earnings growth rate of our holdings (7.6%) was slightly lower than that of the index (8.4%), but its historical earnings growth rate was notably higher: 10.6% versus 5.6% for the benchmark.

At midyear, the fund owned positions in more than 150 companies. Many of these investments are well-known, well-managed U.S. industry leaders with favorable metrics. As shown in the Sector Diversification table below, there were some notable differences between the fund’s and the benchmark’s sector allocations. This is not unusual. Relative to the other T. Rowe Price QM funds, we may take larger positions in sectors where we see attractive value stocks.

Our largest sector allocations in absolute terms were financials, health care, and information technology (IT). However, we had a substantial overweight in IT and smaller overweights in financials and industrials and business services versus the benchmark. Through our multifactor ranking process, we look for stocks of quality companies that appear inexpensive relative to their respective industries and the overall equity universe. We particularly like companies that generate substantial free cash flows and use them wisely in a manner that benefits shareholders.

On the other hand, we underweighted the health care, consumer staples, utilities, and real estate sectors because our quantitative analysis resulted in generally lower rankings for companies in these sectors. In general, we try to avoid companies with low ROEs and poor earnings quality. We also try to avoid value traps and distressed firms with high leverage that appear artificially cheap.

What is portfolio management’s outlook?

The first six months of 2019 was one of the strongest first-half-year periods for stocks in a long time. One major catalyst is that long-term interest rates declined due in part to slowing world economies, creating an expectation among investors that the Federal Reserve will have to cut short-term rates later this year to sustain the expansion. If the Fed is aggressive in reducing rates, the market in general could react positively.

A major issue affecting market sentiment is the U.S.-China trade dispute. The market reacted negatively to actions taken by the Trump administration during the second quarter. As the quarter ended, however, the U.S. and China agreed to resume trade talks, and the U.S. agreed to not initiate certain actions against Chinese telecom equipment company Huawei Technologies. This was viewed positively by the market. However, uncertainty about duties, supply chains, and pricing may be hurting economic growth in the U.S. and China. A resolution of all the remaining issues could take many months and could periodically weigh on the markets.

The investment landscape is constantly changing, and volatility levels often wax and wane without warning, but our investment strategy remains the same. Through our disciplined stock selection process, we continue to seek and invest in large- and mid-cap value stocks with favorable attributes. We especially like companies that appear attractive based on cash flow metrics and are judicious in deploying capital. We believe that such companies will distinguish themselves over time with superior performance relative to lower-quality businesses, as investors more broadly recognize what we find attractive about them.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INVESTING IN THE FUND

Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the U.S. stock market, such as when the U.S. financial markets decline, or because of factors that affect a particular company or industry.

Because the fund focuses on large and medium-sized companies, its share price could be more volatile than that of a fund that invests only in large companies. Medium-sized companies typically have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies.

Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. The fund’s value approach to investing carries the risk that the intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may be appropriately priced at a low level. Value stocks may fail to appreciate for long periods and may never reach what the advisor believes are their full market values.

The fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that the advisor may not be successful in selecting companies for investment or determining the weighting of particular stocks in the fund’s portfolio. Any of these factors could cause the fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

BENCHMARK INFORMATION

Note: Frank Russell Company (Russell) is the source and owner of the Russell index data contained or reflected in these materials and all trademarks and copyrights related thereto. Russell® is a registered trademark of Russell. Russell is not responsible for the formatting or configuration of these materials or for any inaccuracy in T. Rowe Price Associates’ presentation thereof.

PORTFOLIO HIGHLIGHTS

TWENTY-FIVE LARGEST HOLDINGS

	Percent of Net Assets 6/30/19
JPMorgan Chase	3.4%
Bank of America	2.5
Pfizer	2.4
Verizon Communications	2.3
Chevron	2.3
AT&T	2.2
Intel	2.1
ExxonMobil	2.1
Johnson & Johnson	2.0
Cisco Systems	1.9
Citigroup	1.8
Comcast	1.8
Wells Fargo	1.2
ConocoPhillips	1.1
CVS Health	1.1
Allergan	1.1
Merck	1.0
Exelon	1.0
Morgan Stanley	1.0
Southern Company	0.9
Cigna	0.9
MetLife	0.9
Valero Energy	0.9
Wal-Mart	0.8
General Motors	0.8
Total	**39.5%**

Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has three share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

PORTFOLIO OF INVESTMENTS‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 98.8%		
COMMUNICATION SERVICES 7.4%		
Diversified Telecommunication Services 4.5%		
AT&T	13,405	449
Verizon Communications	8,153	466
		915
Entertainment 0.4%		
Viacom, Class B	2,318	69
		69
Media 2.5%		
AMC Networks, Class A (1)	1,175	64
Comcast, Class A	8,610	364
Discovery, Class C (1)	2,740	78
		506
Total Communication Services		1,490
CONSUMER DISCRETIONARY 5.7%		
Auto Components 1.2%		
Lear	911	127
Magna International	2,357	117
		244
Automobiles 0.8%		
General Motors	4,330	167
		167
Hotels, Restaurants & Leisure 1.2%		
Aramark	2,730	98
Royal Caribbean Cruises	640	78
Wyndham Destinations	1,554	68
		244
Household Durables 0.4%		
PulteGroup	1,900	60

Whirlpool	165	24
		84
Multiline Retail 1.3%		
Kohl's	1,460	69
Macy's	2,263	49
Target	1,630	141
		259
Specialty Retail 0.5%		
Best Buy	1,335	93
		93
Textiles, Apparel & Luxury Goods 0.3%		
Capri Holdings (1)	1,690	59
		59
Total Consumer Discretionary		1,150
CONSUMER STAPLES 5.6%		
Beverages 0.7%		
Coca-Cola European Partners	1,305	74
Molson Coors Brewing, Class B	1,295	72
		146
Food & Staples Retailing 2.0%		
Kroger	3,880	84
Walgreens Boots Alliance	2,820	154
Walmart	1,536	170
		408
Food Products 1.9%		
Bunge	1,240	69
Ingredion	820	68
JM Smucker	345	40
Kellogg	500	27
Pilgrim's Pride (1)	940	24
Tyson Foods, Class A	1,790	144
		372

Household Products 0.5%		
Kimberly-Clark	780	104
		104
Tobacco 0.5%		
Altria Group	2,115	100
		100
Total Consumer Staples		1,130
ENERGY 9.7%		
Energy Equipment & Services 0.4%		
Baker Hughes	2,950	73
		73
Oil, Gas & Consumable Fuels 9.3%		
Chevron	3,729	464
ConocoPhillips	3,605	220
Devon Energy	2,870	82
Exxon Mobil	5,537	424
HollyFrontier	1,970	91
Marathon Oil	5,950	84
Marathon Petroleum	2,839	159
Murphy Oil	2,220	55
Occidental Petroleum	2,670	134
Valero Energy	2,019	173
		1,886
Total Energy		1,959
FINANCIALS 23.5%		
Banks 12.6%		
Bank of America	17,510	508
Citigroup	5,280	370
Citizens Financial Group	3,395	120
Fifth Third Bancorp	4,938	138
JPMorgan Chase	6,158	688
KeyCorp	7,450	132
PNC Financial Services Group	782	107
Regions Financial	8,005	120

SunTrust Banks	1,635	103
Wells Fargo	5,230	247
		2,533
Capital Markets 2.6%		
Ameriprise Financial	658	96
Goldman Sachs Group	634	130
Morgan Stanley	4,622	202
State Street	1,645	92
		520
Consumer Finance 2.1%		
Ally Financial	3,188	99
Capital One Financial	1,502	136
Discover Financial Services	1,308	102
Synchrony Financial	2,800	97
		434
Insurance 6.2%		
Aflac	2,920	160
Allstate	1,610	164
American International Group	2,836	151
Assured Guaranty	510	22
Brighthouse Financial (1)	1,468	54
Everest Re Group	280	69
First American Financial	870	47
Lincoln National	1,370	88
MetLife	3,544	176
Principal Financial Group	1,110	64
Prudential Financial	1,460	147
Reinsurance Group of America	745	116
		1,258
Total Financials		4,745
HEALTH CARE 13.2%		
Biotechnology 2.3%		
AbbVie	1,122	81
Amgen	674	124

Biogen (1)	345	81
Celgene (1)	310	29
Gilead Sciences	2,296	155
		470
Health Care Equipment & Supplies 0.5%		
Zimmer Biomet Holdings	885	104
		104
Health Care Providers & Services 3.4%		
Anthem	140	40
Cigna	1,177	186
CVS Health	3,961	216
HCA Healthcare	920	124
McKesson	865	116
		682
Pharmaceuticals 7.0%		
Allergan	1,280	214
Jazz Pharmaceuticals (1)	580	83
Johnson & Johnson	2,935	409
Merck	2,515	211
Pfizer	11,295	489
		1,406
Total Health Care		2,662
INDUSTRIALS & BUSINESS SERVICES 9.0%		
Aerospace & Defense 1.6%		
Boeing	225	82
Huntington Ingalls Industries	219	49
Spirit AeroSystems Holdings, Class A	530	43
Textron	2,570	137
		311
Air Freight & Logistics 0.4%		
United Parcel Service, Class B	700	72
		72
Airlines 1.8%		
Alaska Air Group	1,010	65

Delta Air Lines	2,032	115
Southwest Airlines	1,390	71
United Airlines Holdings (1)	1,148	100
		351
Building Products 0.4%		
Fortune Brands Home & Security	1,550	88
		88
Electrical Equipment 1.1%		
Eaton	1,673	139
Regal Beloit	1,081	89
		228
Machinery 1.9%		
AGCO	1,080	84
Allison Transmission Holdings	1,950	90
Cummins	667	114
Parker-Hannifin	600	102
		390
Professional Services 0.7%		
ManpowerGroup	690	67
Nielsen Holdings	3,298	74
		141
Road & Rail 1.1%		
CSX	1,920	149
Union Pacific	480	81
		230
Total Industrials & Business Services		1,811
INFORMATION TECHNOLOGY 12.6%		
Communications Equipment 1.9%		
Cisco Systems	7,118	390
		390
IT Services 3.0%		
DXC Technology	1,878	104
Fidelity National Information Services	1,140	140

First Data, Class A (1)	2,900	78
International Business Machines	1,110	153
Leidos Holdings	1,120	89
Perspecta	1,361	32
		596
Semiconductors & Semiconductor Equipment 4.4%		
Broadcom	340	98
Intel	9,035	432
Lam Research	534	100
Micron Technology (1)	2,725	105
NXP Semiconductors	1,440	141
		876
Software 0.9%		
j2 Global	320	28
Oracle	2,782	159
		187
Technology Hardware, Storage & Peripherals 2.4%		
Apple	215	42
Hewlett Packard Enterprise	5,061	76
HP	5,820	121
NCR (1)	1,630	51
Seagate Technology	1,500	71
Western Digital	1,683	80
Xerox	1,249	44
		485
Total Information Technology		2,534
MATERIALS 3.8%		
Chemicals 2.1%		
Celanese	1,014	109
Eastman Chemical	1,338	104
Huntsman	4,190	86
LyondellBasell Industries, Class A	1,587	137
		436

Containers & Packaging 1.3%		
International Paper	2,400	104
Owens-Illinois	3,407	59
Westrock	2,620	95
		258
Metals & Mining 0.4%		
Steel Dynamics	2,620	79
		79
Total Materials		773
REAL ESTATE 3.4%		
Equity Real Estate Investment Trusts 3.4%		
Apartment Investment & Management, Class A, REIT	2,350	118
Gaming and Leisure Properties, REIT	2,000	78
Hospitality Properties Trust, REIT	2,732	68
Mid-America Apartment Communities, REIT	990	117
Omega Healthcare Investors, REIT	1,490	55
Piedmont Office Realty Trust, Class A, REIT	4,967	99
Sunstone Hotel Investors, REIT	3,467	47
WP Carey, REIT	1,260	102
Total Real Estate		684
UTILITIES 4.9%		
Electric Utilities 3.6%		
Edison International	1,011	68
Entergy	1,279	132
Exelon	4,363	209
PG&E (1)	1,706	39
Portland General Electric	1,650	90
Southern	3,370	186
		724
Gas Utilities 0.3%		
UGI	980	52
		52

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Quantitative Management Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The QM U.S. Value Equity Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital. The fund has three classes of shares: the QM U.S. Value Equity Fund (Investor Class), the QM U.S. Value Equity Fund–Advisor Class (Advisor Class), and the QM U.S. Value Equity Fund–I Class (I Class). Advisor Class shares are sold only through unaffiliated brokers and other unaffiliated financial intermediaries. I Class shares require a $1 million initial investment minimum, although the minimum generally is waived for retirement plans, financial intermediaries, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity. Certain prior year amounts in the accompanying financial statements and financial highlights have been restated to conform to current year presentation.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution may also be declared and paid by the fund annually.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.

New Accounting Guidance In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs On June 30, 2019, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Other Purchases and sales of portfolio securities other than short-term securities aggregated $2,726,000 and $3,523,000, respectively, for the six months ended June 30, 2019.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2018, the fund had $12,000 of available capital loss carryforwards.

At June 30, 2019, the cost of investments for federal income tax purposes was $17,817,000. Net unrealized gain aggregated $2,326,000 at period-end, of which $3,515,000 related to appreciated investments and $1,189,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.20% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.265% for assets in excess of $650 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2019, the effective annual group fee rate was 0.29%.

The Investor Class and Advisor Class are each subject to a contractual expense limitation through the limitation date indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended June 30, 2019 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $831,000 remain subject to repayment by the fund at June 30, 2019. To the extent any expenses are waived or reimbursed in accordance with an expense limitation, the waiver or reimbursement is charged to the applicable class or allocated across the classes in the same manner as the related expense. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended June 30, 2019, expenses incurred pursuant to these service agreements were $34,000 for Price Associates and $10,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

As of June 30, 2019, T. Rowe Price Group, Inc., or its wholly owned subsidiaries owned 650,000 shares of the Investor Class, representing 45% of the Investor Class’s net assets and 25,000 shares of the Advisor Class, representing 72% of the Advisor Class’s net assets and 25,000 shares of the I Class, representing 32% of the I Class’s net assets.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2019, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

NOTE 6 - SUBSEQUENT EVENT

Effective October 1, 2019, Price Associates has agreed to reduce the fund’s Investor Class contractual expense limit from 0.74% to 0.72%.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www3.troweprice.com/usis/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Effective for reporting periods on or after March 1, 2019, a fund, except a money market fund, files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Prior to March 1, 2019, a fund, including a money market fund, filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A money market fund files detailed month-end portfolio holdings information on Form N-MFP with the SEC each month and posts a complete schedule of portfolio holdings on its website (troweprice.com) as of each month-end for the previous six months. A fund’s Forms N-PORT, N-MFP and N-Q are available electronically on the SEC’s website (sec.gov).

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor), on behalf of the fund. In that regard, at an in-person meeting held on March 11–12, 2019 (Meeting), the Board, including a majority of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Advisor and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, the Advisor was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Advisor about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board took into account discussions with the Advisor and reports that it receives throughout the year relating to fund performance. In connection with the Meeting, the Board reviewed the fund’s net annualized total returns for the one- and two-year periods as of September 30, 2018, and compared these returns with the performance of a peer group of funds with similar investment programs and a wide variety of other previously agreed-upon comparable performance measures and market data, including those supplied by Broadridge, which is an independent provider of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods and the fund’s relatively limited operating history, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the fund’s portfolio transactions. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the T. Rowe Price funds.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Under the Advisory Contract, the fund pays a fee to the Advisor for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations (subject to contractual expense limitations agreed to by the Advisor with respect to the Investor Class, Advisor Class, and I Class). The Board concluded that the advisory fee structure for the fund continued to provide for a reasonable sharing of benefits from any economies of scale with the fund’s investors.

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, total expenses, actual management fees, and nonmanagement expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Investor Class Expense Group); (ii) total expenses and actual management fees of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) total expenses, actual management fees, and nonmanagement expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Advisor after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense Group, Advisor Class Expense Group, and Expense Universe), and the fund’s total expenses ranked in the first quintile (Investor Class Expense Group and Advisor Class Expense Group) and first and second quintiles (Expense Universe).

The Board also reviewed the fee schedules for institutional accounts and private accounts with similar mandates that are advised or subadvised by the Advisor and its affiliates. Management provided the Board with information about the Advisor’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the mutual fund business. The Board considered information showing that the Advisor’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Advisor’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Advisor to manage its mutual fund business versus managing a discrete pool of assets as a subadvisor to another institution’s mutual fund or for an institutional account and that the Advisor generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Quantitative Management Funds, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 16, 2019

		By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date	August 16, 2019